Submission	Aug. 08, 2026
Submission [Line Items]
Central Index Key	0002058261
Registrant Name	CubeBio Holdings Ltd
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A